LONG-TERM CONVERTIBLE NOTE	9 Months Ended
Jul. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

8. LONG-TERM CONVERTIBLE NOTE

Tonaquint Note

On December 13, 2012, the Company entered into a securities purchase agreement with Tonaquint, Inc., the Tonaquint Purchase Agreement, whereby the Company issued Tonaquint a convertible promissory note for the initial principal sum of $890,000. The Company refers to this note as the Tonaquint Note. The Tonaquint Note bears interest at a rate of 8% and is due 26 months after its issue date. The Tonaquint Note can currently be converted at any time, from time to time, at the option of the holder, in whole or in part, a fixed price of $20.00 per share but is subject to adjustment if and whenever on or after six months from the issue date the Company issues shares of its common stock or other securities convertible into or exchangeable for shares of its common stock below the current conversion price of $20.00.
On the closing date, Tonaquint (i) funded $400,000 in cash, (ii) issued a secured mortgage note in the principal amount of $200,000, which is referred to as Mortgage Note 1, and (iii) issued an additional secured mortgage note in the principal amount of $200,000, which is referred to as Mortgage Note 2. Mortgage Note 1 bore interest at a rate of 5% and was due on the earlier of (i) 60 days following the maturity date under the Tonaquint Note, and (ii) the later of (A) eight months after the closing date under the Tonaquint Purchase Agreement and (B) satisfaction of certain payment conditions. Mortgage Note 2 bore interest at a rate of 5% and was due on the earlier of (i) 60 days following the maturity date under the Tonaquint Note, and (ii) the later of (A) 10 months after the closing date under the Tonaquint Purchase Agreement and (B) satisfaction of certain payment conditions.
Beginning in June 2013, the Company began making monthly installment payments on the Tonaquint Note as required by the terms of the note, which contemplates 18 installment payments equal to approximately $50,000. These installment payments may be made at the Company’s option in cash or in stock although they must be made in cash if certain conditions are not met. If it chooses to make installment payments in stock, then such stock will be issued at a price per share equal to 80% of the average of the 5 lowest daily closing bid prices for the common stock during the 20 consecutive trading days prior to the installment date (which is adjusted to 70% if the average of the 3 lowest volume weighted average prices during such 20-day period is less than $1.25 per share). Tonaquint has the right to receive additional shares or the Company’s common stock if the market price of the common stock is lower than the price per share on the installment date.
During the three months ended July 31, 2013, the Company issued 27,583 shares of its common stock, in lieu of a cash installment payment, to satisfy $49,444 of principal and approximately $49,000 in accrued interest. This principal payment was converted into shares of common stock at a conversion price of $3.57.
Unrealized losses on the mark-to-market of the Tonaquint Note, which amounted to $264,124, were recorded as a non-cash expense, for the three months ended July 31, 2013. As of July 31, 2013, the Tonaquint Note was recorded on the balance sheet at its fair value of $1,104,680.
On December 13, 2012, the Company also issued Tonaquint a warrant to purchase the number of shares equal to 75% of the principal sum of $890,000 under the Tonaquint Note divided by market price as of the issue date as defined in the warrant agreement. This warrant expires 5-years from the issue date and provides for a variable exercise price per share as defined in the warrant agreement. On March 14, 2013, the Company issued 170,624 shares of its common stock resulting from the partial cashless exercise of the warrant issued to Tonaquint in December 2012. Additionally, on March 13, 2013 and March 19, 2013 Tonaquint made accelerated payments (including interest income) of $202,493 and $202,657 respectively owed to the Company under Mortgage Note 1 and Mortgage Note 2 described above. Accordingly, the Company recorded an increase to cash, interest income and short-term convertible notes received during the second fiscal quarter of 2013. Warrants to purchase up to 86,283 shares of the Company’s common stock issued to Tonaquint remain outstanding.